Interim condensed consolidated statement of profit or loss - COP ($) $ in Millions	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Interim condensed consolidated statement of profit or loss
Revenue from contracts with customers	$ 36,718,764	$ 23,641,913
Cost of sales	(21,943,441)	(18,909,589)
Gross profit	14,775,323	4,732,324
Administrative expenses	(1,178,900)	(1,371,952)
Operations and project expenses	(1,161,213)	(1,120,624)
Impairment (reversal of impairment) of long-lived assets	3,446	(1,204,279)
Other operating (expenses) income	(300,315)	1,411,374
Operating income	12,138,341	2,446,843
Financial results
Finance income	140,609	793,095
Financial expenses	(1,727,902)	(2,090,445)
Foreign exchange (loss) gain	103,627	32,991
Financial result, net	(1,483,666)	(1,264,359)
Share of profits of associates and joint ventures	115,236	61,965
Profit before income tax expense	10,769,911	1,244,449
Income tax expense	(3,641,359)	(908,951)
Net profit for the period	7,128,552	335,498
Net profit (loss) attributable to:
Owners of parent	6,546,938	(258,716)
Non-controlling interest	581,614	594,214
Net profit (loss) for the period	$ 7,128,552	$ 335,498
Basic and diluted earnings per share ($COP)	$ 159.2	$ (6.3)